INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY

6. INVENTORY

	December 31, 2022	December 31, 2021
Finished goods	$542,934	$3,017,363
Parts	513,008	373,459
	$1,055,942	$3,390,822

During the year ended December 31, 2022, $6,048,348 (2021 - $3,420,713) of inventory was recognized in cost of sales including an allowance to value its inventory for obsolete and slow-moving inventory of $1,976,514 (2021 - $nil).

Cost of sales consist of the following:

	December 31, 2022	December 31, 2021
Inventory	$6,048,348	$3,420,713
Consulting and services	730,170	679,345
Other	35,866	310,719
	$6,814,384	$4,410,777

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars